Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of securities were as follows:

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$9,275	$2	$(108)	$9,169
States and political subdivisions	59,120	1,747	(112)	60,755
Corporate obligations	4,933	45	(4)	4,974
Mortgage-backed securities-
government sponsored entities	64,491	23	(945)	63,569
Total debt securities	137,819	1,817	(1,169)	138,467
Equity securities-financial services	292	92	-	384
	$138,111	$1,909	$(1,169)	$138,851

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$29,289	$42	$(356)	$28,975
States and political subdivisions	52,685	1,750	(103)	54,332
Corporate obligations	6,387	110	(11)	6,486
Mortgage-backed securities-
government sponsored entities	67,032	109	(937)	66,204
Total debt securities	155,393	2,011	(1,407)	155,997
Equity securities-financial services	292	106	-	398
	$155,685	$2,117	$(1,407)	$156,395

The following tables show the Company’s investments’ gross unrealized losses and fair value aggregated by security type and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$6,058	$(71)	$2,109	$(37)	$8,167	$(108)
States and political subdivisions	9,086	(99)	1,417	(13)	10,503	(112)
Corporate obligations	2,221	(4)	-	-	2,221	(4)
Mortgage-backed securities-government sponsored entities	40,300	(432)	16,595	(513)	56,895	(945)

	$57,665	$(606)	$20,121	$(563)	$77,786	$(1,169)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$4,965	$(17)	$15,051	$(339)	$20,016	$(356)
States and political subdivisions	3,195	(20)	4,633	(83)	7,828	(103)
Corporate obligations	-	-	1,144	(11)	1,144	(11)
Mortgage-backed securities-government sponsored entities	22,090	(189)	26,050	(748)	48,140	(937)
	$30,250	$(226)	$46,878	$(1,181)	$77,128	$(1,407)

The Company has 54 debt securities in the less than twelve month category and 22 debt securities in the twelve months or more category as of December 31, 2015.  In management’s opinion, the unrealized losses on securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2015.  Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of debt securities as of December 31, 2015 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$640	$647
Due after one year through five years	13,044	13,003
Due after five years through ten years	8,437	8,529
Due after ten years	51,207	52,719
	73,328	74,898

Mortgage-backed securities - government sponsored entities	64,491	63,569
	$137,819	$138,467

Gross realized gains and gross realized losses on sales of securities available for sale were $626,000 and $0, respectively, in 2015, compared to $1,199,000 and $29,000, respectively, in 2014, and $908,000 and $27,000, respectively, in 2013. The proceeds from the sales of securities totaled $44,976,000 $66,263,000 and $42,348,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities with a carrying value of $97,671,000 and $102,994,000 at December 31, 2015 and 2014, respectively, were pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law.